Bonds and securities at amortized cost (Details Text) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Bonds And Securities At Amortized Cost Details Text [Abstract]
Financial instruments pledged as collateral, classified as financial assets at amortized cost	R$ 22,475,483
Financial assets at amortized cost pledged as collateral for liabilities	R$ 2,134